Defiance Daily Target 2X Long IREN ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 70.3%
Money Market Funds - 4.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	9,322,749	$9,322,749

U.S. Treasury Bills - 65.6%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	131,230,000	130,915,048

TOTAL SHORT-TERM INVESTMENTS (Cost $140,206,338)		140,237,797

TOTAL INVESTMENTS - 70.3% (Cost $140,206,338)		$140,237,797
Other Assets in Excess of Liabilities - 29.7%		59,325,257
TOTAL NET ASSETS - 100.0%		$199,563,054

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long IREN ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 6.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
IREN Ltd.	BMO Capital Markets Corp.	Receive	OBFR + 20.00%	Termination(c)	02/01/2028	$36,800,000	$(1,480,000)
IREN Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 27.50%	Termination(c)	11/01/2028	46,602,489	(2,825,092)
IREN Ltd.	Clear Street LLC	Receive	OBFR + 7.00%	Termination(a)	11/23/2027	59,416,581	792,968
IREN Ltd.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(a)	03/18/2033	57,408,000	951,815
IREN Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(b)	10/19/2028	56,672,000	11,176,294
IREN Ltd.	Morgan Stanley & Co., Inc.	Receive	OBFR + 25.00%	Termination(f)	04/11/2031	63,958,400	(7,499,218)
IREN Ltd.	National Bank of Canada Financial, Inc.	Receive	OBFR + 24.00%	Termination(e)	01/31/2033	58,696,000	11,498,667
IREN Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 21.00%	Termination(d)	03/31/2033	18,400,000	744,644
							13,360,078

Net Unrealized Appreciation (Depreciation)							13,360,078

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.